Deposits- Summary of Reciprocal Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of reciprocal deposits [Abstract]
Demand	$ 797,181	$ 722,407
Money market	43	607
Time	109,807	109,006
Total	$ 907,031	$ 832,020